Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses
Costs related to future issuances	R$ 8,514	R$ 23,952
Prepayments to employees		4,425
Prepayments to suppliers	4,303	4,111
Prepayments to hub partners	5,109	345
Software licensing	389	837
Insurance	208	102
Others	1,487	1,185
Prepaid expenses	R$ 20,010	R$ 34,957